Variable Interest Entities (“VIEs”) - Schedule of Information Related to Consolidated VIEs (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Variable Interest Entities [Line Items]
Total assets	¥ 119,599	¥ 424,525
Total current liabilities	32,212	176,951
Total liabilities	39,158	220,483
Net revenues	146,160	144,024	¥ 87,728
Operating costs and expenses	(167,203)	(170,787)	(126,620)
Net loss	(4,338)	(37,038)	(23,041)
Net cash used in operating activities	¥ (4,413)	¥ (69,861)	¥ (54,828)